Stock Based Compensation - Schedule of Performance Share Units Outstanding (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($) PSU	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of other equity instruments [line items]
Number outstanding | PSU	513,510
PSU liability at Dec 31, 2021	$ 26,305,000	$ 29,081,000	$ 19,069,000
Grant Year 2019 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2022
Number outstanding | PSU	186,730
Estimated Value Per PSU at Maturity	42.95
Anticipated performance factor at maturity	200.00%
Percent of vesting period complete	92.00%
PSU liability at Dec 31, 2021	$ 14,807,000
Grant Year 2020 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2023
Number outstanding | PSU	192,600
Estimated Value Per PSU at Maturity	42.38
Anticipated performance factor at maturity	191.00%
Percent of vesting period complete	60.00%
PSU liability at Dec 31, 2021	$ 9,321,000
Grant Year 2021 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2024
Number outstanding | PSU	134,180
Estimated Value Per PSU at Maturity	41.89
Anticipated performance factor at maturity	146.00%
Percent of vesting period complete	26.00%
PSU liability at Dec 31, 2021	$ 2,177,000